EQUITY METHOD INVESTMENTS - Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity Method Investments, Roll Forward [Abstract]
Balance as of January 1,	$ 53,982	$ 104,108
Additions	3,948	9,678
Net losses	(4,668)	(2,520)
Guarantees	(957)	(751)
Share of other comprehensive losses	(579)	(488)
Dividends	(456)	0
Net proceeds (including non-cash consideration) from disposals	(4,771)	(56,045)
Impairment of equity method investment	(2,834)	0
Balance as of December 31,	$ 43,665	$ 53,982